Cash flow statement	12 Months Ended
Mar. 31, 2018
Cash Flow Statement [Abstract]
Cash flow statement
Cash flow statement
31.1    The following convention applies to figures other than adjustments:
Outflows of cash are represented by figures in brackets. Inflows of cash are represented by figures without brackets.
31.2    Reconciliation of profit for the year before taxation to cash generated from operations:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Profit before taxation	214,883	148,253	289,411
Adjustments	279,727	197,023	33,779
– (Profit)/loss on disposal of property, plant and equipment and intangible assets (note 22)	(1,264)	262	208
– Depreciation (notes 6 and 23)	151,945	98,508	75,037
– Amortization (notes 7 and 23)	63,926	44,734	47,586
– Impairment of intangible assets (notes 7 and 23)	2,687	3,166	2,871
– Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 23)	9	(791)	1,905
– Finance income (note 24)	(8,951)	(14,592)	(8,126)
– Finance costs (note 25)	3,947	5,677	1,837
– Equity-settled share-based payments (notes 14 and 23)	9,000	2,247	7,838
– Cash-settled share-based payments (notes 20 and 23)	1,352	—	(2,018)
– Foreign exchange losses/(gains) (notes 24 and 25)	5,073	(1,476)	(144,038)
– Impairment of receivables (note 10)	24,143	17,713	14,735
– Write-down of inventory to net realizable value (notes 9 and 23)	9,294	9,967	5,317
– Increase in provisions	18,950	31,821	29,731
– Lease straight-line adjustment	(384)	(213)	(174)
– Finance lease fair value adjustment	—	—	1,070
Cash generated from operations before working capital changes	494,610	345,276	323,190

Changes in working capital	(81,585)	31,839	(29,382)
– (Increase)/decrease in inventories	(39,858)	28,073	(30,872)
– (Increase)/decrease in trade and other receivables	(49,601)	17,404	(46,297)
– Decrease in finance lease receivable	165	1,009	4,655
– Increase in trade and other payables	8,519	21,993	46,712
– Decrease in provisions	(26,709)	(32,854)	(24,669)
– Foreign currency translation differences on working capital	25,899	(3,786)	21,089

Cash generated from operations	413,025	377,115	293,808